Total Equity - Summary of Other Miscellaneous Reserves and Their Effects (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (35,068,098)	$ (32,188,067)
Reserve for Corporate Reorganization ("Spin-Off") [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	461,145,397	461,145,397
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(493,425,043)	(493,425,043)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(4,047,287)	(4,047,287)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 1,258,835	$ 4,138,866